Investments in joint ventures (Details 1) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Aug. 12, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Time charter revenues		$ 57,465	$ 22,227	$ 0
Operating expenses		(18,412)	(19,902)	(8,043)
Depreciation and amortization		(2,653)	(1,317)	(8)
Operating income		53,523	9,450	39,792
Unrealized gain (loss) on derivative instruments		949	(161)	0
Net income (loss)	$ (11,941)	41,279	1,314	40,466
Share of joint ventures owned	50.00%
Equity in earnings (losses) of joint ventures		17,123	(5,330)	40,228
Cash and cash equivalents		32,868	30,477	108	$ 100
Restricted cash		10,630	21,935
Total current assets		67,935	212,308
Restricted cash		15,198	15,184
Vessels, net of accumulated depreciation		353,078	0
Total long-term assets		695,808	337,110
Current portion of long-term debt		32,208	19,062
Amounts and loans due to owners and affiliates		287	467
Derivative financial instruments		4,912	4,676
Total current liabilities		72,671	47,519
Long-term debt		330,635	179,141
Derivate financial liabilities		5,855	4,544
Other long-term liabilities		14,633	22,206
Total long-term liabilities		441,274	265,521
Accumulated losses of joint ventures		(42,507)	(59,630)
Srv Joint Gas Limited And Srv Joint Gas Two Limited [Member]
Time charter revenues		85,396	82,638	82,220
Operating expenses		(18,986)	(16,970)	(17,526)
Depreciation and amortization		(19,070)	(18,912)	(18,722)
Operating income		47,340	46,756	45,972
Unrealized gain (loss) on derivative instruments		18,492	(23,757)	70,075
Other financial expense, net		(32,202)	(34,275)	(36,207)
Net income (loss)		$ 33,630	$ (11,276)	$ 79,840
Share of joint ventures owned		50.00%	50.00%	50.00%
Share of joint ventures net income (loss) before eliminations		$ 16,815	$ (5,638)	$ 39,920
Eliminations		308	308	308
Equity in earnings (losses) of joint ventures		17,123	(5,330)	$ 40,228
Cash and cash equivalents		4,197	2,315
Restricted cash		8,444	8,404
Other current assets		1,957	2,953
Total current assets		14,598	13,672
Restricted cash		25,104	25,104
Vessels, net of accumulated depreciation		585,017	577,897
Total long-term assets		610,121	603,001
Current portion of long-term debt		22,093	20,768
Amounts and loans due to owners and affiliates		14,795	14,516
Derivative financial instruments		20,239	23,887
Other current liabilities		11,067	8,278
Total current liabilities		68,194	67,449
Long-term debt		477,102	498,831
Loans due to owners and affiliates		13,722	24,575
Derivate financial liabilities		87,065	101,910
Other long-term liabilities		45,710	24,612
Total long-term liabilities		623,599	649,928
Net liabilities		(67,074)	(100,704)
Share of joint ventures net liabilities before eliminations		(33,537)	(50,352)
Eliminations		(8,970)	(9,278)
Accumulated losses of joint ventures		$ (42,507)	$ (59,630)